Document and Entity Information	12 Months Ended
Jan. 27, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2011
Registrant Name	GABELLI EQUITY SERIES FUNDS INC
Central Index Key	0000877670
Amendment Flag	false
Document Creation Date	Nov 30, 2012
Document Effective Date	Nov 30, 2012
Prospectus Date	Jan 27, 2012

GABELLI EQUITY SERIES FUNDS, INC. (the “Company”)

The Gabelli Focus Five Fund (the “Fund”)

Supplement dated December 1, 2012, to the Company’s Prospectus and the Fund’s Summary

Prospectus for Class AAA Shares, each dated January 27, 2012.

Effective December 1, 2012, Gabelli Funds, LLC, the Fund’s adviser, agreed to waive management fees and/or reimburse expenses to the extent necessary to maintain the Fund’s adjusted Total Annual Operating Expenses at 1.70% for Class AAA Shares of the Fund.

To reflect this change, please note the following:

The sub-sections “Fees and Expenses of the Focus Five Fund” and “Expense Example” in the “Summary of the Funds—Focus Five Fund” section of the Prospectus, and the sections “Fees and Expenses of the Focus Five Fund” and “Expense Example” of the Summary Prospectus are replaced in their entirety with the following:

Fees and Expenses of the Focus Five Fund:

The table describes the fees and expenses that you may pay if you buy and hold the following classes of shares of the Fund.

Class AAA Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[1]	1.55%
Total Annual Fund Operating Expenses(1)	2.80%
Fee Waiver and/or Expense Reimbursement(1)	(1.09)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement(1)	1.71%

(1) Gabelli Funds, LLC, the Fund’s adviser (the “Adviser”) has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Fund’s Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes, acquired fund fees and expenses, distribution expenses in excess of 0.25%per year and extraordinary expenses) at 1.70% for Class AAA Shares on an annualized basis. This arrangement is in effect at least through January 31, 2014 and may not be terminated by the Adviser before such time. In addition, the Fund has agreed, during the two-year period following any such waiver or reimbursement, to repay amounts in order that the adjusted Total Annual Fund Operating Expenses would not exceed 1.70% for Class AAA Shares on an annualized basis. The one basis point differential between the Fund’s 1.70% expense cap for Class AAA and 1.71% adjusted Total Annual Fund Operating Expenses for Class AAA shown in the Fee Table is due to the one basis point of interest expense paid by the Fund.

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the Adviser does not waive its fee and/or reimburse expenses after the first year. Although your actual costs may be higher or lower based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 174	$ 765	$ 1,383	$ 3,049
You would pay the following expenses if you did not redeem your shares of the Focus Five Fund:

1 Year	3 Years	5 Years	10 Years
$ 174	$ 765	$ 1,383	$ 3,049

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GABELLI EQUITY SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	Jan 27, 2012
Supplement [Text Block]	gesfi_SupplementTextBlock

GABELLI EQUITY SERIES FUNDS, INC. (the “Company”)

The Gabelli Focus Five Fund (the “Fund”)

Supplement dated December 1, 2012, to the Company’s Prospectus and the Fund’s Summary

Prospectus for Class AAA Shares, each dated January 27, 2012.

Effective December 1, 2012, Gabelli Funds, LLC, the Fund’s adviser, agreed to waive management fees and/or reimburse expenses to the extent necessary to maintain the Fund’s adjusted Total Annual Operating Expenses at 1.70% for Class AAA Shares of the Fund.

To reflect this change, please note the following:

The sub-sections “Fees and Expenses of the Focus Five Fund” and “Expense Example” in the “Summary of the Funds—Focus Five Fund” section of the Prospectus, and the sections “Fees and Expenses of the Focus Five Fund” and “Expense Example” of the Summary Prospectus are replaced in their entirety with the following:

Fees and Expenses of the Focus Five Fund:

The table describes the fees and expenses that you may pay if you buy and hold the following classes of shares of the Fund.

Class AAA Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[1]	1.55%
Total Annual Fund Operating Expenses(1)	2.80%
Fee Waiver and/or Expense Reimbursement(1)	(1.09)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement(1)	1.71%

(1) Gabelli Funds, LLC, the Fund’s adviser (the “Adviser”) has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Fund’s Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes, acquired fund fees and expenses, distribution expenses in excess of 0.25%per year and extraordinary expenses) at 1.70% for Class AAA Shares on an annualized basis. This arrangement is in effect at least through January 31, 2014 and may not be terminated by the Adviser before such time. In addition, the Fund has agreed, during the two-year period following any such waiver or reimbursement, to repay amounts in order that the adjusted Total Annual Fund Operating Expenses would not exceed 1.70% for Class AAA Shares on an annualized basis. The one basis point differential between the Fund’s 1.70% expense cap for Class AAA and 1.71% adjusted Total Annual Fund Operating Expenses for Class AAA shown in the Fee Table is due to the one basis point of interest expense paid by the Fund.

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the Adviser does not waive its fee and/or reimburse expenses after the first year. Although your actual costs may be higher or lower based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 174	$ 765	$ 1,383	$ 3,049
You would pay the following expenses if you did not redeem your shares of the Focus Five Fund:

1 Year	3 Years	5 Years	10 Years
$ 174	$ 765	$ 1,383	$ 3,049

THE GABELLI FOCUS FIVE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gesfi_SupplementTextBlock

GABELLI EQUITY SERIES FUNDS, INC. (the “Company”)

The Gabelli Focus Five Fund (the “Fund”)

Supplement dated December 1, 2012, to the Company’s Prospectus and the Fund’s Summary

Prospectus for Class AAA Shares, each dated January 27, 2012.

Effective December 1, 2012, Gabelli Funds, LLC, the Fund’s adviser, agreed to waive management fees and/or reimburse expenses to the extent necessary to maintain the Fund’s adjusted Total Annual Operating Expenses at 1.70% for Class AAA Shares of the Fund.

To reflect this change, please note the following:

The sub-sections “Fees and Expenses of the Focus Five Fund” and “Expense Example” in the “Summary of the Funds—Focus Five Fund” section of the Prospectus, and the sections “Fees and Expenses of the Focus Five Fund” and “Expense Example” of the Summary Prospectus are replaced in their entirety with the following:

Fees and Expenses of the Focus Five Fund:

The table describes the fees and expenses that you may pay if you buy and hold the following classes of shares of the Fund.

Class AAA Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[1]	1.55%
Total Annual Fund Operating Expenses(1)	2.80%
Fee Waiver and/or Expense Reimbursement(1)	(1.09)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement(1)	1.71%

(1) Gabelli Funds, LLC, the Fund’s adviser (the “Adviser”) has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Fund’s Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes, acquired fund fees and expenses, distribution expenses in excess of 0.25%per year and extraordinary expenses) at 1.70% for Class AAA Shares on an annualized basis. This arrangement is in effect at least through January 31, 2014 and may not be terminated by the Adviser before such time. In addition, the Fund has agreed, during the two-year period following any such waiver or reimbursement, to repay amounts in order that the adjusted Total Annual Fund Operating Expenses would not exceed 1.70% for Class AAA Shares on an annualized basis. The one basis point differential between the Fund’s 1.70% expense cap for Class AAA and 1.71% adjusted Total Annual Fund Operating Expenses for Class AAA shown in the Fee Table is due to the one basis point of interest expense paid by the Fund.

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the Adviser does not waive its fee and/or reimburse expenses after the first year. Although your actual costs may be higher or lower based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 174	$ 765	$ 1,383	$ 3,049
You would pay the following expenses if you did not redeem your shares of the Focus Five Fund:

1 Year	3 Years	5 Years	10 Years
$ 174	$ 765	$ 1,383	$ 3,049

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Focus Five Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold the following classes of shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the Adviser does not waive its fee and/or reimburse expenses after the first year. Although your actual costs may be higher or lower based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Focus Five Fund:
THE GABELLI FOCUS FIVE FUND | Class AAA
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.55%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.80%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.09%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.71%	[1]
1 Year	rr_ExpenseExampleYear01	174
3 Years	rr_ExpenseExampleYear03	765
5 Years	rr_ExpenseExampleYear05	1,383
10 Years	rr_ExpenseExampleYear10	3,049
1 Year	rr_ExpenseExampleNoRedemptionYear01	174
3 Years	rr_ExpenseExampleNoRedemptionYear03	765
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,383
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,049

[1]	Gabelli Funds, LLC, the Fund's adviser (the "Adviser") has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes, acquired fund fees and expenses, distribution expenses in excess of 0.25%per year and extraordinary expenses) at 1.70% for Class AAA Shares on an annualized basis. This arrangement is in effect at least through January 31, 2014 and may not be terminated by the Adviser before such time. In addition, the Fund has agreed, during the two-year period following any such waiver or reimbursement, to repay amounts in order that the adjusted Total Annual Fund Operating Expenses would not exceed 1.70% for Class AAA Shares on an annualized basis. The one basis point differential between the Fund's 1.70% expense cap for Class AAA and 1.71% adjusted Total Annual Fund Operating Expenses for Class AAA shown in the Fee Table is due to the one basis point of interest paid expense paid by the Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GABELLI EQUITY SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	Jan 27, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 30, 2012